SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares
Loss per share:-
Net loss for the year		$ (27,319,616)	$ (3,502,515)	$ (27,773,099)	$ (5,840,256)
Weighted average ordinary shares outstanding - Basic	[1],[2]	51,608,407	51,608,407	13,634,620	8,138,580
Weighted average ordinary shares outstanding - Diluted	[1],[2]	51,608,407	51,608,407	13,634,620	8,138,580
Net loss per share - Basic | (per share)		$ (0.53)	$ (0.07)	$ (2.04)	$ (0.72)
Net loss per share - Diluted | (per share)		$ (0.53)	$ (0.07)	$ (2.04)	$ (0.72)

[1]	The share amounts and are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).
[2]	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).